Insurance Contracts - Underlying Items for Insurance Contracts Issued with Direct Participation Features (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Fair Value of Underlying Items For Contracts [Line Items]
Fair value of underlying items for contracts with direct participation features	$ 51,210	$ 47,642
Cash, cash equivalents and short-term securities
Disclosure of Fair Value of Underlying Items For Contracts [Line Items]
Fair value of underlying items for contracts with direct participation features	3,529	2,339
Debt securities
Disclosure of Fair Value of Underlying Items For Contracts [Line Items]
Fair value of underlying items for contracts with direct participation features	23,668	22,140
Equity securities
Disclosure of Fair Value of Underlying Items For Contracts [Line Items]
Fair value of underlying items for contracts with direct participation features	4,790	4,750
Mortgages and loans
Disclosure of Fair Value of Underlying Items For Contracts [Line Items]
Fair value of underlying items for contracts with direct participation features	10,746	9,749
Derivative assets
Disclosure of Fair Value of Underlying Items For Contracts [Line Items]
Fair value of underlying items for contracts with direct participation features	250	131
Other financial invested assets
Disclosure of Fair Value of Underlying Items For Contracts [Line Items]
Fair value of underlying items for contracts with direct participation features	2,260	2,187
Investment properties
Disclosure of Fair Value of Underlying Items For Contracts [Line Items]
Fair value of underlying items for contracts with direct participation features	$ 5,967	$ 6,346